Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Jun. 30, 2019
Other Buildings and Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 1 and 22 years
Furniture and Fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 3 and 10 years
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	Between 1 and 10 years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	5 years
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life of property, plant and equipment	3 years